INCOME TAXES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
FEDERAL
Current		$ 0	$ 0
Deferred		0	0
STATE
Current		0	0
Deferred		0	0
TOTAL PROVISION		$ 0	$ 0